Shareholders' Equity (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation
Stock-based compensation expense	$ 16,607,000	$ 13,402,000	$ 33,244,000
New-Wave
Stock-based Compensation
Stock-based compensation expense			10,700,000
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	3,346,000	2,989,000	5,400,000
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	3,155,000	2,369,000	5,973,000
Product development
Stock-based Compensation
Stock-based compensation expense	3,082,000	1,812,000	4,112,000
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 7,024,000	$ 6,232,000	$ 17,759,000